Supplemental Information About The Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables (Past Due & Nonaccrual Financing Receivables) (Details) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Past Due Financing Receivables
Over 30 days past due	$ 7,123	$ 8,866
Over 90 days past due	3,528	4,646
Percent of Financing Receivable, Recorded Investment, Past Due Over 30 Days	3.20%	3.70%
Percent of Financing Receivable, Recorded Investment, Past Due Over 90 Days	1.60%	1.90%
Nonaccrual Financing Receivables
Percent Financing Receivable, Recorded Investment, Nonaccrual Status	1.80%	2.30%
Nonaccrual loans	3,971	5,364
Commercial Portfolio Segment [Member]
Past Due Financing Receivables
Over 30 days past due	1,986	2,245
Over 90 days past due	1,033	1,179
Nonaccrual Financing Receivables
Nonaccrual loans	2,487	2,744
Amount of nonaccrual loans currently paying in accordance with contractual terms	1,549	1,397
Commercial Portfolio Segment [Member] | Other Financing Receivables [Member]
Past Due Financing Receivables
Over 30 days past due	0	0
Over 90 days past due	0	0
Nonaccrual Financing Receivables
Nonaccrual loans	0	6
Consumer Portfolio Segment [Member]
Past Due Financing Receivables
Over 30 days past due	5,137	6,621
Over 90 days past due	2,495	3,467
Loans which are 90+ days past due and still accruing interest	1,231	1,197
Nonaccrual Financing Receivables
Nonaccrual loans	1,484	2,620
Amount of nonaccrual loans currently paying in accordance with contractual terms	179	324
Consumer Portfolio Segment [Member] | Non US residential mortgages [Member]
Past Due Financing Receivables
Over 30 days past due	2,171	3,406
Over 90 days past due	1,195	2,104
Nonaccrual Financing Receivables
Nonaccrual loans	1,262	2,161
Consumer Portfolio Segment [Member] | Non US installment and revolving credit [Member]
Past Due Financing Receivables
Over 30 days past due	333	601
Over 90 days past due	89	159
Nonaccrual Financing Receivables
Nonaccrual loans	53	106
Consumer Portfolio Segment [Member] | US installment and revolving credit [Member]
Past Due Financing Receivables
Over 30 days past due	2,492	2,442
Over 90 days past due	1,147	1,105
Nonaccrual Financing Receivables
Nonaccrual loans	2	2
Consumer Portfolio Segment [Member] | Consumer Other Financing Receivable [Member]
Past Due Financing Receivables
Over 30 days past due	141	172
Over 90 days past due	64	99
Nonaccrual Financing Receivables
Nonaccrual loans	167	351
Americas CLL Financing Receivables [Member]
Past Due Financing Receivables
Over 30 days past due	503	755
Over 90 days past due	284	359
Nonaccrual Financing Receivables
Nonaccrual loans	1,054	1,275
International [Member]
Past Due Financing Receivables
Over 30 days past due	1,483	1,490
Over 90 days past due	749	820
Nonaccrual Financing Receivables
Nonaccrual loans	946	1,459
CLL Financing Receivables [Member]
Past Due Financing Receivables
Over 30 days past due	1,986	2,245
Over 90 days past due	1,033	1,179
Nonaccrual Financing Receivables
Nonaccrual loans	2,000	2,734
Energy Financial Services Financing Receivables [Member]
Past Due Financing Receivables
Over 30 days past due	0	0
Over 90 days past due	0	0
Nonaccrual Financing Receivables
Nonaccrual loans	68	4
GECAS Financing Receivables [Member]
Past Due Financing Receivables
Over 30 days past due	0	0
Over 90 days past due	0	0
Nonaccrual Financing Receivables
Nonaccrual loans	$ 419	$ 0